Long term debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of long term debt

	December 31, 2017	December 31, 2016
Cost	$2,377	$235
Accumulated amortization	442	98
	$1,935	$137
Long term debt amounts are as follows:
Current:

	December 31, 2017	December 31, 2016
Credit facilities (note 13(b))	$—	$8,246
Less: deferred financing costs	—	(77)
	$—	$8,169
Long term:

	December 31, 2017	December 31, 2016
Credit facilities (note 13(b))	$32,000	$31,326
Convertible Debentures (note 13(d))	40,000	—
Less: deferred financing costs	(1,935)	(60)
	$70,065	$31,266

Schedule of line of credit facilities	Credit facilities

	December 31, 2017	December 31, 2016
Term Loan	$—	$28,572
Revolver	32,000	11,000
Total credit facilities	32,000	39,572
Less: current portion	—	(8,246)
	$32,000	$31,326